Segment reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting
Note 25 — Segment reporting
The Company operates through two distinct reportable segments: (i) Domestic Operations and (ii) International Operations. This segmentation reflects the point at which the Company’s business units no longer share similar economic characteristics and differ significantly in key areas, including:
(a)the nature of cultivation and manufacturing processes;
(b)the class of customer for products and services;
(c)distribution methods and
(d)the regulatory environments in which they operate.
In addition, this segmentation reflects the manner in which the Company’s chief operating decision maker (the “CODM”), its CEO, allocates resources and evaluates performance as well as the manner in which the Company’s internal financial reporting is structured.
The Company’s reportable segments generate revenues from the cultivation, production and distribution of cannabis products. The Company’s Domestic Operations are organized on a region-level basis, vertically integrated in the majority of the states in which the Company operates and derives the majority of its revenues from retail sales. In contrast, the Company’s International Operations is organized on a country-level basis, has centralized cultivation facilities in Portugal and Canada and derives the majority of its revenue from wholesale sales.
The Company’s CODM assesses the performance of and allocates resources to each reportable segment using Adjusted EBITDA[1] as the primary measure of profitability. These non-GAAP financial measures and ratios are considered key financial and operational indicators. The CODM also reviews significant segment expenses within these measures, which consist primarily of Cost of goods sold and Total operating expenses.
Not only do these measures provide meaningful insights into the financial strength and performance of each reportable segment, they also serve to (i) clarify the Company’s operating performance for investors; (ii) enhance comparability across industry peers and (iii) offer investors a view of the Company’s operations as analyzed internally by the CODM and the Company’s executive leadership team. While these measures are useful supplemental indicators, they are non-GAAP financial measures and should not be considered in isolation or as alternatives to measures determined in accordance with GAAP.
The accounting policies for each reportable segment are consistent with those described in Note 3 — Significant accounting policies. There are no intersegment sales or transfers between the Company’s reportable segments, and the Company does not allocate corporate overhead costs to its reportable segments, due to the illegality of cannabis activities under U.S. Federal law.
The following table presents Adjusted EBITDA by reportable segment as of December 31, 2025 and 2024:

	Years ended December 31,
	Domestic		International (1)		Total
	2025	2024	2025	2024	2025	2024
Income (loss) from continuing operations	$34,099	$49,387	$(8,649)	$(24,644)	$25,450	$24,743
Depreciation and amortization	171,772	203,076	24,834	28,384	196,606	231,460
Other add-backs, net (2)	45,513	44,899	7,105	2,183	52,618	47,082
Adjusted EBITDA	$251,384	$297,362	$23,290	$5,923	$274,674	$303,285
Adjusted EBITDA Margin	23%	24%	14%	6%	22%	23%

Total Revenues	$1,095,657	$1,228,749	$172,478	$105,550	$1,268,135	$1,334,299

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segmented results across quarters and year-over-year.

(2) Other add-backs for the year ended December 31, 2025 primarily include costs related to salaries and benefits, accounting, legal and professional fees as well as rent and other facility costs. Other add-backs for the year ended December 31, 2024 primarily include costs related to salaries and benefits, inventory, legal and professional fees and lobbyist/PR spend.

[1] Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, less share-based compensation expense and other adjustments related to business development, acquisitions, financing and reorganization costs.
The following table presents selected financial information by reportable segment for the years ended December 31, 2025 and 2024:

	Years ended December 31,
	Domestic		International (1)		Total
	2025	2024	2025	2024	2025	2024
Revenues, net:
Retail revenues	$868,732	$994,715	$53,850	$38,047	$922,582	$1,032,762
Wholesale revenues	226,334	232,491	105,905	63,078	332,239	295,569
Management fee income	591	1,543	12,723	4,425	13,314	5,968
Total revenues, net	1,095,657	1,228,749	172,478	105,550	1,268,135	1,334,299
Cost of goods sold	541,458	631,785	95,655	61,737	637,113	693,522
Gross Profit	554,199	596,964	76,823	43,813	631,022	640,777
Total operating expenses	520,100	547,577	85,472	68,457	605,572	616,034
Income (loss) from continuing operations	$34,099	$49,387	$(8,649)	$(24,644)	$25,450	$24,743

Capital expenditures	$50,043	$81,891	$13,397	$10,547	$63,440	$92,438

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segmented results across quarters and year-over-year.

The following table presents total assets by reportable segment as of December 31, 2025 and 2024:

Total assets:	Domestic	International	Total
December 31, 2025	$2,415,707	$429,608	$2,845,315
December 31, 2024	2,574,687	375,021	2,949,708